Rule 497(e)
                                                       Registration No. 33-8982





Dear Shareholder:

The Victory Funds Prospectuses are being revised. Effective October 1, 1997, Key Asset Management Inc. will assume the duties of sub-administrator to the Funds. Shareholders will not pay additional fees because of this change. Effective September 1, 1997, the sales charge for the funds indicated has been changed. This information is important and should be kept with a copy of your Prospectus.
--------------------------------------------------------------------------------
                               The Victory Funds

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund

                       Supplement Dated September 1, 1997
                      to the Prospectus Dated March 1, 1997

The Prospectus of the above named funds is supplemented as follows:

1. The paragraph under "Fees and Expenses" on page 2 is revised as follows:

The National Municipal Bond Fund and New York Tax-Free Fund offer two classes of shares: Class A and Class B. The Ohio Municipal Bond Fund offers only Class A shares. If you purchase Class A shares of a Fund, you may pay a sales charge of up to 5.75% of the offering price, depending on the Fund in which you invest and the amount you invest. If you purchase Class B shares of a Fund, you will not pay an initial sales charge; however, you may pay a deferred sales charge if you sell (redeem) your shares within six years of purchase, and you will pay additional distribution expenses. In either case, you also will incur expenses for investment advisory, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

2. The table on page 3 titled "General Information about each of the Funds" is replaced as follows:

---------------------------- --------------------- ------------------------ ------------------ --------------------
                                                      Estimated Annual
                                  Inception               Expenses               Maximum            Newspaper
       Victory Fund                  Date               After Waivers         Sales Charge        Abbreviation*
                                                   (as a % of net assets)
---------------------------- --------------------- ------------------------ ------------------ --------------------
National Municipal Bond             2/3/94                  0.30%                 5.75%              Victory
Fund --Class A                                                                                       NatMunA
---------------------------- --------------------- ------------------------ ------------------ --------------------
National Municipal Bond            9/26/94                  1.54%                 5.00%              Victory
Fund -- Class B                                                                                      NatMunB
---------------------------- --------------------- ------------------------ ------------------ --------------------
New York Tax-Free                  2/11/91                  0.93%                 5.75%              Victory
Fund -- Class A                                                                                      NYTxFA
---------------------------- --------------------- ------------------------ ------------------ --------------------
New York Tax-Free                  9/26/94                  2.17%                 5.00%              Victory
Fund -- Class B                                                                                      NYTxFB
---------------------------- --------------------- ------------------------ ------------------ --------------------
Ohio Municipal Bond                5/18/90                  0.90%                 5.75%              Victory
Fund -- Class A                                                                                      OH Muni
---------------------------- --------------------- ------------------------ ------------------ --------------------

*All newspapers do not use the same abbreviation.

3.   On page 4 for the  NATIONAL  MUNICIPAL  BOND FUND and page 6 for the
NEW YORK TAX-FREE FUND, the first table under "Fund Expenses" is replaced as follows:

     ---------------------------------------------------- ---------------------- ----------------------
     Shareholder Transaction Expenses*                       Class A Shares         Class B Shares
     ---------------------------------------------------- ---------------------- ----------------------
     Maximum Sales Charge Imposed on Purchases                    5.75%                  NONE
     (as a percentage of offering price)
     ---------------------------------------------------- ---------------------- ----------------------
     Sales Charge Imposed on Reinvested Dividends                 NONE                   NONE
     ---------------------------------------------------- ---------------------- ----------------------
     Deferred Sales Charge                                        NONE                  5.00%**
     ---------------------------------------------------- ---------------------- ----------------------
     Redemption Fees                                              NONE                   NONE
     ---------------------------------------------------- ---------------------- ----------------------
     Exchange Fees                                                NONE                   NONE
     ---------------------------------------------------- ---------------------- ----------------------

     *You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

     **5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

4. On page 8 for the OHIO MUNICIPAL BOND FUND, the first table under "Fund Expenses" is replaced as follows:

     ---------------------------------------------------- -----------------------------------------
     Shareholder Transaction Expenses*                                 Class A Shares
     ---------------------------------------------------- -----------------------------------------
     Maximum Sales Charge Imposed on Purchases                             5.75%
     (as a percentage of offering price)
     ---------------------------------------------------- -----------------------------------------
     Sales Charge Imposed on Reinvested Dividends                           NONE
     ---------------------------------------------------- -----------------------------------------
     Deferred Sales Charge                                                  NONE
     ---------------------------------------------------- -----------------------------------------
     Redemption Fees                                                        NONE
     ---------------------------------------------------- -----------------------------------------
     Exchange Fees                                                          NONE
     ---------------------------------------------------- -----------------------------------------

     *You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

5. The last paragraphs and tables on the pages indicated are replaced with the following:

     EXAMPLE: You would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

On page 4 for the NATIONAL MUNICIPAL BOND FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $60              $67                $73                $93
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $66              $79                $104               $150
           --------------------- ---------------- ----------------- ------------------- -----------------


On page 6 for the NEW YORK TAX-FREE FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $66              $85                $106               $165
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $72              $98                $136               $218
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 8 for the OHIO MUNICIPAL BOND FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $66              $85                $104               $162
           --------------------- ---------------- ----------------- ------------------- -----------------

6. The table under "Calculation of Sales Charges -- Class A" on page 16 is revised as follows:

                                            Sales Charge            Sales Charge            Dealer Reallowance
Your investment                              as a % of               as a % of                 as a % of the
                                           Offering Price         Your Investment             Offering Price
-------------------------------------- ----------------------- ----------------------- ------------------------------

Up to $50,000                                  5.75%                   6.10%                       5.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$50,000 up to $100,000                         4.50%                   4.71%                       4.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$100,000 up to $250,000                        3.50%                   3.63%                       3.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$250,000 up to $500,000                        2.50%                   2.56%                       2.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$500,000 up to $1,000,000                      2.00%                   2.04%                       1.75%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$1,000,000 and above*                          0.00%                   0.00%                         *
-------------------------------------- ----------------------- ----------------------- ------------------------------

*There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

7. Effective October 1, 1997, under "Organization and Management of the Funds," the first paragraph on page 22 in the subtopic "The Administrator, Distributor, and Fund Accountant" should be replaced with the following:

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at the following annual rate based on the Fund's average daily net assets as the Administrator: .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and .10% for portfolio assets greater than $600 million. Under a Sub-Administration Agreement, BISYS pays Key Asset Management Inc. to perform some of the administrative duties for the Fund. BISYS pays Key Asset Management Inc. a sub-administration fee at an annual rate of up to .05% of the Fund's average daily net assets. BISYS does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Fund's Accountant.

Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).

                                               VF-TEFI-SUP1